INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets, Net

As of December 31, 2025 and 2024, intangible assets, net consisted of the following:

	December 31,	December 31,
	2025	2024
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(43,753)	(32,273)
Total intangible assets, net	21,047	32,527

Schedule of Amortization Amount of Intangible Asset

For the years ended December 31, 2025, 2024 and 2023, amortization expenses amounted to $11,480, $11,480 and $11,479 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset,

Year ending December 31,
2026	$11,480
2027	9,567
Total	$21,047